Financing Activities Schedule of Aggregate Maturities of the Company (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Indebtedness
2012	$ 99,504,000
2013	192,051,000
2014	223,664,000
2015	277,977,000	[1]
2016	150,000,000
Thereafter	888,796,000
Total debt	1,831,992,000		1,759,727,000
Unsecured credit facility	188,631,000		184,000,000
Unsecured Debt
Indebtedness
Total unsecured debt	1,100,000,000
Credit Facility
Indebtedness
Unsecured credit facility	170,000,000
Secured Debt
Indebtedness
Total secured debt	$ 691,900,000

[1]	Includes $188.6 million outstanding on the Company’s Credit Facility as of December 31, 2012, which matures in March 2016.